INVENTORIES, NET (Tables)	12 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

Inventories consisted of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Raw materials	$43,837	$65,099
Work in process	633,329	1,247,634
Finished goods	1,835,648	2,475,971
	2,512,814	3,788,704
Less: inventory allowance	(844,452)	(1,068,914)
Inventory, net	$1,668,362	$2,719,790

SCHEDULE OF INVENTORY ALLOWANCE

	As of	As of
	June 30, 2026	June 30, 2025
Beginning balance	$1,068,914	$381,470
Provision	900,549	681,884
Write-off	(1,165,785)	-
Foreign currency translation adjustments	40,774	5,560
Ending balance	$844,452	$1,068,914